Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Land and improvements	$ 1,438,007	$ 1,284,081
Buildings and tenant Improvements	5,531,726	5,398,886
Construction in Progress	256,895	234,918
Investments in and advances to unconsolidated companies	342,947	372,256
Undeveloped land	590,052	614,208
Real estate investment property, at cost, total	8,159,627	7,904,349
Accumulated depreciation	(1,368,406)	(1,296,396)
Net real estate investments	6,791,221	6,607,953
Real estate investments and other assets held-for-sale	57,466	30,937
Cash and cash equivalents	19,275	33,889
Accounts receivable, net of allowance	26,173	22,283
Straight-line rent receivable, net of allowance	118,251	120,303
Receivables on construction contracts, including retentions	19,209	39,754
Deferred financing costs, net of accumulated amortization	36,250	40,083
Lease-Related Assets	466,979	497,827
Escrow deposits and other assets	217,790	167,072
Total Assets	7,752,614	7,560,101
Liabilities and Equity [Abstract]
Secured Debt	1,100,124	1,167,953
Unsecured debt	3,066,252	2,993,217
Unsecured line of credit	88,000	285,000
Long-term debt, total	4,254,376	4,446,170
Liabilities related to real estate investments held-for-sale	2,075	807
Construction payables and amounts due subcontractors, including retentions	69,380	84,679
Accrued real estate taxes	74,696	74,565
Accrued interest	52,824	59,215
Other accrued expenses	67,495	104,719
Other Liabilities	142,589	121,097
Advance Rents and Security Deposits	44,550	42,731
Total Liabilities	4,707,985	4,933,983
Equity:
Preferred Shares	447,683	625,638
Common shares	3,264	2,794
Additional paid in capital	4,620,964	3,953,497
Accumulated other comprehensive income (loss)	4,119	2,691
Distributions in excess of net income	(2,062,787)	(1,993,206)
Total stockholders' equity	3,013,243	2,591,414
Noncontrolling interests	31,386	34,704
Total Equity	3,044,629	2,626,118
Total Liabilities and Equity	7,752,614	7,560,101
Duke Realty Limited Partnership [Member]
Assets [Abstract]
Land and improvements	1,438,007	1,284,081
Buildings and tenant Improvements	5,531,726	5,398,886
Construction in Progress	256,895	234,918
Investments in and advances to unconsolidated companies	342,947	372,256
Undeveloped land	590,052	614,208
Real estate investment property, at cost, total	8,159,627	7,904,349
Accumulated depreciation	(1,368,406)	(1,296,396)
Net real estate investments	6,791,221	6,607,953
Real estate investments and other assets held-for-sale	57,466	30,937
Cash and cash equivalents	19,275	33,889
Accounts receivable, net of allowance	26,173	22,283
Straight-line rent receivable, net of allowance	118,251	120,303
Receivables on construction contracts, including retentions	19,209	39,754
Deferred financing costs, net of accumulated amortization	36,250	40,083
Lease-Related Assets	466,979	497,827
Escrow deposits and other assets	217,790	167,072
Total Assets	7,752,614	7,560,101
Liabilities and Equity [Abstract]
Secured Debt	1,100,124	1,167,953
Unsecured debt	3,066,252	2,993,217
Unsecured line of credit	88,000	285,000
Long-term debt, total	4,254,376	4,446,170
Liabilities related to real estate investments held-for-sale	2,075	807
Construction payables and amounts due subcontractors, including retentions	69,380	84,679
Accrued real estate taxes	74,696	74,565
Accrued interest	52,824	59,215
Other accrued expenses	67,739	104,886
Other Liabilities	142,589	121,097
Advance Rents and Security Deposits	44,550	42,731
Total Liabilities	4,708,229	4,934,150
Equity:
Common equity	2,565,370	1,967,091
Preferred equity	447,683	625,638
General Partners' equity	3,013,053	2,592,729
Limited Partners' common equity	20,158	21,383
Accumulated other comprehensive income (loss)	4,119	2,691
Total partners' equity	3,037,330	2,616,803
Noncontrolling interest	7,055	9,148
Total Equity	3,044,385	2,625,951
Total Liabilities and Equity	$ 7,752,614	$ 7,560,101